UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22608

                              Virtus Global Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                                                             Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                                 Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS

AUGUST 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

MUNICIPAL BONDS—0.8%

California—0.4%

State of California Build America Bond Taxable 7.500%, 4/1/34	$570	$880

Illinois—0.4%

State of Illinois Build America Bond Taxable 6.900%, 3/1/35	700	774

TOTAL MUNICIPAL BONDS (Identified Cost $1,496)		1,654

FOREIGN GOVERNMENT SECURITIES—19.2%

Argentine Republic

144A 9.125%, 3/16/24(3)	730	816

144A 7.500%, 4/22/26(3)	1,290	1,438

144A 7.875%, 6/15/27(3)	1,165	1,228

Series NY, 8.280%, 12/31/33	1,269	1,462

144A 7.125%, 7/6/36(3)	780	828

144A 7.625%, 4/22/46(3)	590	667

Bermuda RegS 4.854%, 2/6/24(4)	700	766

Bolivarian Republic of Venezuela 7.650%, 4/21/25	1,845	799

City of Buenos Aires 144A 7.500%, 6/1/27(3)	320	346

Dominican Republic 144A 6.850%, 1/27/45(3)	800	908

Federative Republic of Brazil

8.500%, 1/5/24	1,405BRL	393

Treasury Note Series F, 10.000%, 1/1/25	1,960BRL	558

5.625%, 1/7/41	725	734

Hungary 5.375%, 3/25/24	530	609

Islamic Republic of Pakistan 144A 8.250%, 9/30/25(3)	600	681

Kingdom of Morocco 144A 5.500%, 12/11/42(3)	800	939

Mongolia

144A 10.875%, 4/6/21(3)	355	358

RegS 5.125%, 12/5/22(4)	345	291

144A 5.125%, 12/5/22(3)	345	291

Republic of Armenia 144A 7.150%, 3/26/25(3)	700	753

Republic of Chile 5.500%, 8/5/20	547,000CLP	861

Republic of Colombia

Treasury Note, Series B, 11.250%, 10/24/18	998,500COP	365

9.850%, 6/28/27	1,459,000COP	589

Republic of Costa Rica

144A 7.000%, 4/4/44(3)	800	875

	PAR VALUE	VALUE

RegS 7.000%, 4/4/44(4)	$1,000	$1,090

Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	840	878

Republic of El Salvador 144A 6.375%, 1/18/27(3)	1,320	1,353

Republic of Ghana RegS 10.750%, 10/14/30(4)	950	1,072

Republic of Indonesia

Series FR63, 5.625%, 5/15/23	7,482,000IDR	521

Series FR56, 8.375%, 9/15/26	10,725,000IDR	880

Republic of Iraq RegS 5.800%, 1/15/28(4)	890	723

Republic of Kazakhstan 144A 5.125%, 7/21/25(3)	260	292

Republic of Peru 4.125%, 8/25/27	670	759

Republic of Romania

RegS 4.875%, 1/22/24(4)	650	742

144A 4.875%, 1/22/24(3)	390	445

Republic of South Africa

Series R203, 8.250%, 9/15/17	8,060ZAR	551

Series R208, 6.750%, 3/31/21	5,820ZAR	370

Republic of Sri Lanka 144A 6.850%, 11/3/25(3)	900	970

Republic of Turkey

9.000%, 3/8/17	1,090TRY	371

6.250%, 9/26/22	340	377

4.875%, 10/9/26	1,760	1,813

4.875%, 4/16/43	935	894

Republic of Uruguay 5.100%, 6/18/50	500	527

Russian Federation 144A 7.850%, 3/10/18(3)	55,000RUB	830

Sultanate of Oman 144A 4.750%, 6/15/26(3)	1,280	1,324

Ukraine 144A 7.750%, 9/1/26(3)	730	701

United Mexican States

Series M, 6.500%, 6/9/22	24,898MXN	1,378

4.750%, 3/8/44	1,006	1,108

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $38,076)		37,524

MORTGAGE-BACKED SECURITIES—11.4%

Agency—6.4%

FHLMC 3.500%, 4/1/46	436	459

FNMA

3.500%, 11/1/42	667	705

3.000%, 5/1/43	675	701

3.500%, 1/1/45	1,278	1,346

3.500%, 8/1/45	881	929

3.500%, 9/1/45	2,224	2,343

3.000%, 12/1/45	2,173	2,255

3.500%, 12/1/45	1,346	1,418

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Agency—(continued)

3.500%, 12/1/45	$577	$608

3.000%, 2/1/46	1,130	1,173

3.000%, 5/1/46	613	636

		12,573

Non-Agency—5.0%

American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(3)	770	837

Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.450%, 6/25/33(2)	855	819

CIT Group Home Equity Loan Trust 03-1, A5 5.480%, 7/20/34(2)	1,450	1,459

Credit Suisse Commercial Mortgage Trust 07-C5, A1AM 5.870%, 9/15/40(2)	490	446

Credit Suisse Mortgage Trust 06-08, 3A1 6.000%, 10/25/21	347	332

Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.510%, 8/10/44(2)(3)	660	694

GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/34(2)(3)	525	535

GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	410	414

Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	1,131	1,137

JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust 07-PWR15, AMFX 144A 5.363%, 2/11/44(3)	220	200

JPMorgan Chase Commercial Mortgage Securities Trust 07-LDPX, AM 5.464%, 1/15/49(2)	367	357

MASTR Alternative Loan Trust 04-6, 7A1 6.000%, 7/25/34	879	858

Towd Point Mortgage Trust 15-2, 1M1 144A 3.250%, 11/25/60(2)(3)	915	892

Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	690	733

		9,713

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $22,057)		22,286

ASSET-BACKED SECURITIES—4.6%

CarFinance Capital Auto Trust 14-1A, D 144A 4.900%, 4/15/20(3)	1,750	1,740

	PAR VALUE	VALUE

Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	$785	$786

Citi Held For Asset Issuance 15-PM3, B 144A 4.310%, 5/16/22(3)	1,000	1,000

DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	286	292

DT Auto Owner Trust 15-3A, C 144A 3.250%, 7/15/21(3)	645	647

Exeter Automobile Receivables Trust 14-3A, D 144A 5.690%, 4/15/21(3)	730	727

Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	428	433

Flagship Credit Auto Trust 16-3, D 144A 3.890%, 11/15/22(3)	785	781

Greater Capital Association of Realtors 15-1A, C 9.790%, 10/15/25	420	422

LEAF Receivables Funding

10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	425	414

11 LLC 16-1, E2 144A 6.000%, 6/15/24(3)	250	231

Taco Bell Funding LLC 16-1A, A21 144A 3.832%, 5/25/46(3)	760	770

Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(3)	779	786

TOTAL ASSET-BACKED SECURITIES (Identified Cost $9,054)		9,029

CORPORATE BONDS AND NOTES—80.9%

Consumer Discretionary—7.9%

Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	595	627

Beazer Homes USA, Inc. 5.750%, 6/15/19	415	418

Boyd Gaming Corp. 6.875%, 5/15/23	320	347

Brookfield Residential Properties, Inc.

144A 6.500%, 12/15/20(3)	645	666

144A 6.125%, 7/1/22(3)	215	217

Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(15)	750	744

Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	500	510

Caesars Growth Properties Holdings LLC Finance, Inc. 9.375%, 5/1/22	540	547

Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	655	663

Dakota Merger Sub, Inc. 144A 7.750%, 9/1/23(3)	55	56

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)

Dana Financing Luxembourg S.a.r.l. 144A 6.500%, 6/1/26(3)	$200	$210

DISH DBS Corp. 144A 7.750%, 7/1/26(3)	40	43

Grupo Televisa SAB

4.625%, 1/30/26	525	580

7.250%, 5/14/43	8,000MXN	369

International Game Technology plc 144A 6.250%, 2/15/22(3)	400	433

Landry’s, Inc. 144A 9.375%, 5/1/20(3)	285	300

M/I Homes, Inc. 6.750%, 1/15/21	395	415

MDC Holdings, Inc. 5.500%, 1/15/24	655	688

MGM Growth Properties Operating Partnership LP (MGP Finance Co-Issuer, Inc.) 144A 5.625%, 5/1/24(3)	100	108

MGM Resorts International 6.000%, 3/15/23	730	794

Mohegan Tribal Gaming Authority 9.750%, 9/1/21	480	517

MPG Holdco I, Inc. 7.375%, 10/15/22	100	104

New York University 4.142%, 7/1/48	420	436

Numericable Group S.A. 144A 7.375%, 5/1/26(3)	200	207

QVC, Inc. 5.125%, 7/2/22	690	736

Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	465	496

SFR Group S.A. 144A 6.000%, 5/15/22(3)	845	867

Sirius XM Radio, Inc. 144A 5.375%, 7/15/26(3)	630	650

TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(3)	415	435

Toll Brothers Finance Corp. 4.875%, 11/15/25	740	778

TRI Pointe Group, Inc. 5.875%, 6/15/24	830	871

VTR Finance BV 144A 6.875%, 1/15/24(3)	555	584

		15,416

Consumer Staples—1.2%

Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	270	280

Rite Aid Corp. 144A 6.125%, 4/1/23(3)	195	211

Safeway, Inc. 7.250%, 2/1/31	655	656

Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	795	718

Whole Foods Market, Inc. 144A 5.200%, 12/3/25(3)	427	464

		2,329

Energy—18.9%

Afren plc

144A 10.250%, 4/8/19(3)(14)	635	—(17)

	PAR VALUE		VALUE

Energy—(continued)

144A 6.625%, 12/9/20(3)(14)	$732	$	—(17)

Alberta Energy Co., Ltd. 8.125%, 9/15/30	280		322

Anadarko Petroleum Corp.

4.850%, 3/15/21	130		138

5.550%, 3/15/26	180		199

6.600%, 3/15/46	390		466

Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	235		227

Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	565		561

Cheniere Corpus Christi Holdings LLC 144A 7.000%, 6/30/24(3)	360		387

Cimarex Energy Co. 4.375%, 6/1/24	380		398

Concho Resources, Inc. 5.500%, 4/1/23	255		265

Continental Resources, Inc.

5.000%, 9/15/22	435		423

4.500%, 4/15/23	260		246

Ecopetrol S.A.

5.875%, 9/18/23	535		581

4.125%, 1/16/25	865		837

5.375%, 6/26/26	280		288

Enbridge Energy Partners LP 4.375%, 10/15/20	155		162

Encana Corp. 3.900%, 11/15/21	275		272

EnLink Midstream Partners LP 4.850%, 7/15/26	65		65

EnQuest plc 144A 7.000%, 4/15/22(3)	930		507

Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)	1,354		1,410

FTS International, Inc. 6.250%, 5/1/22	620		220

Gazprom OAO (Gaz Capital S.A.)

144A 6.000%, 11/27/23(3)(7)	335		360

144A 4.950%, 2/6/28(3)(7)	1,300		1,305

Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	405		430

Holly Energy Partners LP (Holly Energy Finance Corp.) 144A 6.000%, 8/1/24(3)	70		72

KazMunayGas National Co. 144A 6.375%, 4/9/21(3)	460		505

Kinder Morgan, Inc. 7.750%, 1/15/32	795		960

Kunlun Energy Co., Ltd. 144A 3.750%, 5/13/25(3)	700		740

Lukoil OAO International Finance BV

144A 6.125%, 11/9/20(3)(7)	1,100		1,203

144A 4.563%, 4/24/23(3)	800		824

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Energy—(continued)

Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)(11)	$1,000	$1,045

MPLX LP 144A 4.875%, 12/1/24(3)	1,025	1,048

Murphy Oil Corp. 6.875%, 8/15/24	60	63

Newfield Exploration Co. 5.625%, 7/1/24	745	769

NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	520	490

Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	1,327	199

Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(3)(14)	690	124

Parker Drilling Co. 6.750%, 7/15/22	350	275

Parsley Energy LLC (Parsley Finance Corp.) 144A 6.250%, 6/1/24(3)	855	887

Pertamina Persero PT

144A 4.300%, 5/20/23(3)	1,200	1,254

144A 6.000%, 5/3/42(3)	1,200	1,326

144A 5.625%, 5/20/43(3)	410	433

Petrobras Global Finance BV

8.750%, 5/23/26	520	572

6.750%, 1/27/41	1,800	1,573

Petroleos de Venezuela SA

RegS 8.500%, 11/2/17(4)	1,307	960

144A 6.000%, 5/16/24(3)	2,120	790

Petroleos Mexicanos

4.250%, 1/15/25	700	700

144A 6.875%, 8/4/26(3)	350	407

6.500%, 6/2/41	700	742

6.375%, 1/23/45	800	842

QEP Resources, Inc.

6.875%, 3/1/21	340	357

5.250%, 5/1/23	325	320

Range Resources Corp. 5.000%, 3/15/23	700	695

Regency Energy Partners LP 5.000%, 10/1/22	650	690

Sabine Pass Liquefaction LLC 5.625%, 2/1/21	675	712

SM Energy Co. 6.125%, 11/15/22	290	283

Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	655	737

State Oil Co. (Republic of Azerbaijan) 4.750%, 3/13/23	850	836

Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	1,015	1,051

	PAR VALUE	VALUE

Energy—(continued)

Transocean, Inc.

6.800%, 12/15/16(2)	$255	$258

144A 9.000%, 7/15/23(3)	185	180

6.800%, 3/15/38	215	140

Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	1,350	1,397

YPF S.A. 144A 8.500%, 3/23/21(3)	510	553

		37,081

Financials—27.8%

Africa Finance Corp. 144A 4.375%, 4/29/20(3)	800	836

Akbank TAS 144A 7.500%, 2/5/18(3)	1,900TRY	600

Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	1,710	1,847

ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	750	857

Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	785	810

Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)	830	814

Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	755	800

Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)(11)	1,750	1,938

Banco Continental S.A. RegS 5.500%, 11/18/20(4)(7)	2,000	2,225

Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	1,225	1,365

Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	1,860	1,965

Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)	1,260	1,387

Banco Nacional de Comercio 144A 4.375%, 10/14/25(3)	510	544

Banco Santander Chile 144A 3.875%, 9/20/22(3)(11)	1,600	1,689

Banco Santander Mexico SA 144A 5.950%, 1/30/24(2)(3)(6)	1,000	1,060

Banco Votorantim S.A. 144A 7.375%, 1/21/20(3)	381	402

Bancolombia S.A. 5.125%, 9/11/22	1,220	1,279

Bank of China Hong Kong Ltd. 144A 5.550%, 2/11/20(3)	1,500	1,653

Bank of China Ltd. 144A 5.000%, 11/13/24(3)	675	739

Barclays plc 3.200%, 8/10/21	450	453

Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	160,000CLP	243

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)

Citizens Financial Group, Inc. 5.500% (2)	$845	$837

Compass Bank 3.875%, 4/10/25	945	919

Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	845	825

Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	925	881

Eurasian Development Bank 144A 4.767%, 9/20/22(3)	1,600	1,664

First Niagara Financial Group, Inc. 7.250%, 12/15/21	1,400	1,714

FS Investment Corp. 4.750%, 5/15/22	225	230

Genworth Holdings, Inc. 4.900%, 8/15/23	530	435

GrupoSura Finance SA 144A 5.500%, 4/29/26(3)	755	818

Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	1,476	1,513

Healthcare Realty Trust, Inc. 3.875%, 5/1/25	360	369

Hospitality Properties Trust 4.500%, 3/15/25	745	758

HSBC Finance Corp. 6.676%, 1/15/21(11)	1,400	1,615

ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.) 5.875%, 2/1/22	680	638

ICICI Bank Ltd. Dubai 144A 4.000%, 3/18/26(3)	530	553

ING Groep NV 6.000% (2)(5)(6)	815	808

Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	800	868

Macquarie Group Ltd.

144A 6.000%, 1/14/20(3)(11)	1,100	1,219

144A 6.250%, 1/14/21(3)	325	370

Manulife Financial Corp. 4.150%, 3/4/26	600	654

Morgan Stanley

144A 10.090%, 5/3/17(3)	3,050BRL	921

4.350%, 9/8/26	360	385

MPT Operating Partnership LP

6.375%, 3/1/24	140	154

5.500%, 5/1/24	145	153

5.250%, 8/1/26	35	37

OM Asset Management plc 4.800%, 7/27/26	675	677

Oversea-Chinese Banking Corp Ltd. 144A 4.250%, 6/19/24(3)	1,500	1,623

PKO Finance AB 144A 4.630%, 9/26/22(3)(7)(11)	1,805	1,943

Prudential Financial, Inc. 5.875%, 9/15/42(2)	1,385	1,534

Sberbank of Russia Via SB Capital S.A. 144A 5.500%, 2/26/24(2)(3)(7)	650	647

	PAR VALUE	VALUE

Financials—(continued)

Select Income REIT 4.500%, 2/1/25	$690	$681

Teachers Insurance & Annuity Association Asset Management Finance Co. LLC 144A 4.125%, 11/1/24(3)	985	1,037

Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	640	647

Trinity Acquisition plc 4.400%, 3/15/26	610	642

Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	1,095	1,114

Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(3)	870	859

		54,248

Health Care—1.7%

Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	110	86

MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	310	326

MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	35	38

Quorum Health Corp. 144A 11.625%, 4/15/23(3)	170	145

Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	495	530

Teleflex, Inc. 4.875%, 6/1/26	325	340

Tenet Healthcare Corp.

5.500%, 3/1/19	435	428

8.125%, 4/1/22	300	305

Universal Health Services, Inc.

144A 4.750%, 8/1/22(3)	120	124

144A 5.000%, 6/1/26(3)	285	296

Valeant Pharmaceuticals International, Inc.

144A 6.375%, 10/15/20(3)	695	667

144A 5.875%, 5/15/23(3)	80	71

		3,356

Industrials—7.7%

Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)	1,110	1,148

Alfa SAB de CV 144A 5.250%, 3/25/24(3)	1,200	1,320

America West Airlines Pass-Through-Trust 01-1, G 7.100%, 4/2/21	1,162	1,257

Bombardier, Inc.

144A 4.750%, 4/15/19(3)	295	297

144A 6.125%, 1/15/23(3)	555	524

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Industrials—(continued)

Builders FirstSource, Inc. 144A 10.750%, 8/15/23(3)	$375	$427

Cemex Finance LLC 144A 6.000%, 4/1/24(3)	645	682

DP World Ltd. 144A 6.850%, 7/2/37(3)	1,000	1,164

Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)	940	909

JBS Investments GmbH 144A 7.250%, 4/3/24(3)	780	830

Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	498	541

Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	870	890

Prime Security Services Borrower LLC (Prime Finance, Inc.) 144A 9.250%, 5/15/23(3)	265	290

SCF Capital Ltd. 144A 5.375%, 6/16/23(3)	430	445

Standard Industries, Inc.

144A 5.125%, 2/15/21(3)	25	26

144A 5.500%, 2/15/23(3)	190	201

Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	1,000	963

UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	1,879	2,002

United Airlines Pass-Through Trust 14-1, B 4.750%, 4/11/22	499	509

Wheels Up Finance I LLC

16-01, A 7.342%, 6/30/17(2)(16)	197	195

16-01, A 7.500%, 6/30/17	558	552

		15,172

Information Technology—1.6%

Blackboard, Inc. 144A 7.750%, 11/15/19(3)	420	397

Diamond 1 Finance Corp. (Diamond 2 Finance Corp.)

144A 5.875%, 6/15/21(3)	65	69

144A 5.450%, 6/15/23(3)	135	144

144A 7.125%, 6/15/24(3)	140	152

144A 6.020%, 6/15/26(3)	125	134

144A 8.100%, 7/15/36(3)	120	139

144A 8.350%, 7/15/46(3)	135	157

Flextronics International Ltd. 4.750%, 6/15/25	850	902

Hewlett Packard Enterprise Co. 144A 4.900%, 10/15/25(3)	325	346

Infor US, Inc. 6.500%, 5/15/22	365	372

Western Digital Corp. 144A 10.500%, 4/1/24(3)	375	425

		3,237

	PAR VALUE	VALUE

Materials—7.4%

AK Steel Corp. 7.500%, 7/15/23	$340	$370

Aleris International, Inc. 144A 9.500%, 4/1/21(3)	420	462

Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	1,230	1,358

ArcelorMittal 6.125%, 6/1/25	865	934

Ardagh Packaging Finance plc (Ardagh Holdings USA, Inc.) 144A 4.625%, 5/15/23(3)	400	407

BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(3)(6)	405	462

Boise Cascade Co. 144A 5.625%, 9/1/24(3)	525	538

Cascades, Inc. 144A 5.500%, 7/15/22(3)	710	717

Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	415	425

Fibria Overseas Finance Ltd. 5.250%, 5/12/24	435	451

Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	510	592

Freeport-McMoRan Copper & Gold, Inc.

3.550%, 3/1/22	400	350

3.875%, 3/15/23	330	285

Gerdau Trade, Inc.144A 5.750%, 1/30/21(3)	500	510

Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	585	637

Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	1,000	1,044

Novelis Corp. 144A 6.250%, 8/15/24(3)	50	52

Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)	1,500	1,651

Reynolds Group Issuer, Inc.

144A 5.125%, 7/15/23(3)	135	140

144A 7.000%, 7/15/24(3)	20	21

Severstal OAO Via Steel Capital SA 144A 5.900%, 10/17/22(3)(7)	1,100	1,203

Teck Resources Ltd.

144A 8.000%, 6/1/21(3)	60	65

144A 8.500%, 6/1/24(3)	165	186

United States Steel Corp. 7.375%, 4/1/20	66	65

Vale Overseas Ltd. 5.875%, 6/10/21	585	608

Valvoline, Inc. 144A 5.500%, 7/15/24(3)	90	95

Vedanta Resources plc 144A 6.000%, 1/31/19(3)	825	778

		14,406

Telecommunication Services—4.4%

Altice Financing S.A. 144A 6.625%, 2/15/23(3)	700	731

America Movil SAB de C.V. Series 12 6.450%, 12/5/22	8,000MXN	412

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)

Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)(11)	$1,430	$1,576

CenturyLink, Inc. Series Y 7.500%, 4/1/24	450	489

Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	720	652

Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)	415	426

Frontier Communications Corp.

6.250%, 9/15/21	330	323

10.500%, 9/15/22	165	180

GTH Finance BV 144A 7.250%, 4/26/23(3)	600	649

Neptune Finance Corp. 144A 10.125%, 1/15/23(3)	200	229

Qwest Corp. 7.250%, 9/15/25	345	373

Sprint Communications, Inc. 6.000%, 11/15/22	335	306

Sprint Corp. 7.250%, 9/15/21	710	706

T-Mobile USA, Inc. 6.500%, 1/15/26	315	346

Windstream Corp. 7.750%, 10/15/20	1,150	1,184

		8,582

Utilities—2.3%

Israel Electric Corp Ltd. 144A 6.875%, 6/21/23(3)	725	870

Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	715	695

Majapahit Holding BV 144A 7.750%, 1/20/20(3)	540	630

State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(3)	990	1,106

Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	525	496

TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	750	757

		4,554

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $157,799)		158,381

LOAN AGREEMENTS(2)—11.6%

Consumer Discretionary—1.8%

Caesars Entertainment Operating Co., Inc. Tranche B-4, 6.500%, 10/31/16(15)	571	623

Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	309	299

Cengage Learning, Inc. 5.250%, 6/7/23	212	212

El Dorado Resorts, Inc. 4.250%, 7/25/22	156	157

Graton Resort & Casino Tranche B, 4.750%, 9/1/22	192	193

Harbor Freight Tools USA, Inc. 4.000%, 8/21/23	295	296

	PAR VALUE	VALUE

Consumer Discretionary—(continued)

Laureare Education, Inc. 2021 Extended, 8.157%, 3/17/21	$468	$466

Leslie’s Poolmart, Inc. Tranche B 0.000%, 8/16/23(8)	264	266

PetSmart, Inc. Tranche B-1, 4.250%, 3/11/22	115	115

Scientific Games International, Inc. Tranche B-2, 6.000%, 10/1/21	527	528

UFC Holdings LLC Tranche B, 5.000%, 7/22/23	318	319

		3,474

Consumer Staples—0.9%

Albertsons LLC Tranche B-5, 4.750%, 12/21/22	516	519

Amplify Snack Brands, Inc. 0.000%, 8/24/23(8)	675	672

ASP MSG Acquisitions, Co., Inc. 6.000%, 8/16/23	136	137

Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.) Second Lien, 9.750%, 4/30/20	390	399

		1,727

Energy—0.5%

California Resources Corp. 0.000%, 12/31/21(8)	360	378

Chesapeake Energy Corp. 0.000%, 8/17/21(8)	106	110

Jonah Energy LLC Second Lien, 7.500%, 5/12/21	456	401

Sabine Oil & Gas LLC Second Lien, 12.000%, 12/31/18(14)	825	33

		922

Financials—1.0%

Capital Automotive LP Second Lien, 6.000%, 4/30/20	454	458

iStar Financial, Inc. 5.500%, 7/1/20	1,032	1,041

Walter Investment Management Corp. Tranche B, 0.000%, 12/18/20(8)	580	534

		2,033

Health Care—1.9%

21st Century Oncology, Inc. Tranche B, 7.125%, 4/30/22	228	218

Amneal Pharmaceuticals LLC Tranche B, 5.250%, 11/1/19	530	530

Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	389	390

CHG Healthcare Services, Inc. First Lien, 4.750%, 6/7/23	378	381

InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	755	757

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Health Care—(continued)

MMM Holdings, Inc. 9.750%, 12/12/17(12)(15)	$198	$173

MSO of Puerto Rico, Inc. 9.750%, 12/12/17(12)(15)	144	126

Multiplan, Inc. 5.000%, 6/7/23	187	189

Quorum Health Corp. 6.750%, 4/29/22	355	341

Surgery Center Holdings, Inc. First Lien, 5.250%, 11/3/20	483	484

U.S. Renal Care, Inc. 5.250%, 12/30/22	151	146

		3,735

Industrials—1.3%

Brock Holdings III, Inc. First Lien, 6.000%, 3/16/17	411	402

Filtration Group Corp. Second Lien, 8.250%, 11/22/21	206	203

Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	1,018	1,017

McGraw-Hill Global Education Holdings LLC Tranche B, First Lien, 5.000%, 5/4/22	385	387

Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	570	565

		2,574

Information Technology—1.8%

Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	235	237

First Data Corp.

2021 Extended, 4.522%, 3/24/21	1,299	1,307

2022 Extended, 4.272%, 7/8/22	482	484

Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	259	253

NXP BV (NXP Funding LLC) Tranche B, 3.750%, 12/7/20	284	286

ON Semiconductor Corp. 5.250%, 3/31/23	194	197

Presidio, Inc. Refinancing, Term, 5.250%, 2/2/22	642	642

Western Digital Corp. Tranche B-1, 4.500%, 4/29/23	47	47

		3,453

Materials—1.2%

Anchor Glass Container Corp. Tranche B, 4.750%, 7/1/22	450	453

CPI Acquisition, Inc. First Lien, 5.500%, 8/17/22	405	395

Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	253	252

	PAR VALUE	VALUE

Materials—(continued)

Macdermid, Inc. (Platform Speciality Products Corp.) Tranche B-3, 5.500%, 6/7/20	$633	$635

Omnova Solutions, Inc. Tranche B-2, 5.250%, 8/17/23	519	518

PQ Corp. Tranche B-1, 5.750%, 11/4/22	107	108

		2,361

Utilities—1.2%

Atlantic Power LP 6.000%, 4/13/23	612	617

Dynegy Finance IV, Inc. 5.000%, 6/27/23	647	649

NRG Energy, Inc. 3.500%, 6/30/23	714	715

Texas Competitive Electric Holdings Co. LLC

5.000%, 10/31/17	286	287

5.000%, 10/31/17	66	66

		2,334

TOTAL LOAN AGREEMENTS (Identified Cost $23,350)		22,613

	SHARES	VALUE

PREFERRED STOCKS—3.4%

Energy—0.6%

PTT Exploration & Production PCL 144A, 4.875%(2)(3)(11)	1,100(9)	1,125

Financials—2.1%

Citigroup, Inc. 6.250% (2)(5)	875(9)	946

Citigroup, Inc. Series J, 7.125%(2)	30,800	931

JPMorgan Chase & Co. Series Z, 5.300%(2)	160(9)	164

SunTrust Bank, Inc. 5.625%(2)	60(9)	62

Wells Fargo & Co. Series K, 7.980%(2)	840(9)	888

Zions Bancorp. 6.950%(2)	47,150	1,409

		4,400

Industrials—0.7%

General Electric Co. Series D, 5.000%(2)	1,248(9)	1,337

TOTAL PREFERRED STOCKS (Identified Cost $6,267)		6,862

COMMON STOCKS—0.0%

Energy—0.0%

Hercules Offshore, Inc.(13)	10,017	13

TOTAL COMMON STOCKS (Identified Cost $625)		13

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2016 (Unaudited)

($ reported in thousands)

	CONTRACTS	VALUE

PURCHASED OPTIONS—0.1%

Call Options—0.0%

S&P 500 ® Index expiration 09/02/16 strike price $2,290	685	$0

S&P 500 ® Index expiration 09/07/16 strike price $2,295	369	0

S&P 500 ® Index expiration 09/09/16 strike price $2,290	685	3

S&P 500 ® Index expiration 09/14/16 strike price $2,285	369	2

		5

Put Options—0.1%

S&P 500 ® Index expiration 09/02/16 strike price $2,070	685	10

S&P 500 ® Index expiration 09/07/16 strike price $2,060	369	26

S&P 500 ® Index expiration 09/09/16 strike price $2,040	685	62

S&P 500 ® Index expiration 09/14/16 strike price $2,035	369	48

		146

TOTAL PURCHASED OPTIONS—0.1% (Premiums Paid $393)		151

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—132.0% (Identified Cost $259,117)		258,513	(1)(10)

WRITTEN OPTIONS—(0.2)%

Call Options—(0.0)%

S&P 500 ® Index expiration 09/02/16 strike price $2,240	685	(4)

S&P 500 ® Index expiration 09/07/16 strike price $2,245	369	—	(17)

S&P 500 ® Index expiration 09/09/16 strike price $2,240	685	(10)

S&P 500 ® Index expiration 09/14/16 strike price $2,235	369	(10)

		(24)

	CONTRACTS	VALUE

Put Options—(0.2)%

S&P 500 ® Index expiration 09/02/16 strike price $2,120	685	$(45)

S&P 500 ® Index expiration 09/07/16 strike price $2,110	369	(54)

S&P 500 ® Index expiration 09/09/16 strike price $2,090	685	(113)

S&P 500 ® Index expiration 09/14/16 strike price $2,085	369	(139)

		(351)

TOTAL WRITTEN OPTIONS—(0.2)% (Premiums Received $835)		(375)(1)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—131.8% (Identified Cost $258,282)		258,138

Other assets and liabilities, net—(31.8)%		(62,266)

NET ASSETS—100.0%		$195,872

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at August 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at August 31, 2016.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, these securities amounted to a value of $125,021 or 63.8% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after August 31, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	All or a portion of the portfolio is segregated as collateral for borrowings.
(11)	All or a portion of the security is segregated as collateral for written options.
(12)	Illiquid security.
(13)	Non-income producing.
(14)	Security in default, no interest payments are being received.
(15)	Security in default, interest payments are being received during the bankruptcy proceedings.
(16)	Coupon represents commitment fee for unfunded portion of the loan.
(17)	Amount is less than $500 (not reported in 000s).

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2016 (Unaudited)

($ reported in thousands)

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS

AUGUST 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †

United States	49%

Mexico	6

Argentina	3

Brazil	3

Chile	3

Canada	2

Indonesia	2

Other	32

Total	100%

† % of total investments net of written options as of August 31, 2016

See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund’s investments as of August 31, 2016 (See Security Valuation Note 1A in the Notes to Schedule of Investments):

	Total Value at August 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$9,029	$—	$8,607	$422
Corporate Bonds and Notes	158,381	—	157,633	748
Foreign Government Securities	37,524	—	37,524	—
Loan Agreements	22,613	—	22,580	33
Mortgage-Backed Securities	22,286	—	22,286	—
Municipal Bonds	1,654	—	1,654	—
Equity Securities:
Common Stocks	13	13	—	—
Preferred Stocks	6,862	2,340	4,522	—
Purchased Options	151	151	—	—

Total Investments before Written Options	$258,513	$2,504	$254,806	$1,203

Written Options	$(375)	$(375)	$—	$—

Total Investments Net of Written Options	$258,138	$2,129	$254,806	$1,203

There were no transfers from Level 1 to Level 2 related to securities held as of August 31, 2016. Securities held by the Fund with an end of period Value of $1,409 were transferred from Level 2 to Level 1 since starting to use an exchange price.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Loan Agreements		Asset- Backed Securities	Corporate Bonds and Notes

Balance as of November 30, 2015:	$ 1,851	$1,435		$416	$—

Accrued discount/(premium)	1	—	(c)	—	1

Realized gain (loss)	2	2		—	—

Change in unrealized appreciation (depreciation)	56	51		6	(1)

Purchases	1,300	—		—	1,300

Sales(b)	(1,639)	(1,087)		—	(552)

Transfers into Level 3 (a)(d)	33	33		—	—

Transfers from Level 3 (a)(d)	(401)	(401)		—	—

Balance as of August 31, 2016	$ 1,203	$ 33		$ 422	$ 748

(a)	“Transfers into and/or from” represent the ending value as of August 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	The transfers to/from Level 3 are due to an increase and/or decrease in trading activities at period end.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

AUGUST 31, 2016 (Unaudited)

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments are summarized below and, for derivatives, included in Note 2 below. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A.	SECURITY VALUATION

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

AUGUST 31, 2016 (Unaudited) (Continued)

In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2 — DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.

Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

AUGUST 31, 2016 (Unaudited) (Continued)

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options”.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations. The risk in writing covered call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option by purchasing an option similar to the one that is sold except for the fact it is further “out of the money”.

NOTE 3 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At August 31, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

				Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Investments (before written options)	$259,216	$11,597	$(12,300)	$(703)
Written Options	(835)	462	(2)	460

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

AUGUST 31, 2016 (Unaudited) (Continued)

NOTE 4 — ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The Fund held securities considered to be illiquid at August 31, 2016, with an aggregate value of $299 representing 0.2% of the Fund’s net assets.

At August 31, 2016, the Fund did not hold any securities that are both illiquid and restricted.

NOTE 5 — REGULATORY MATTERS AND LITIGATION

From time to time, the Fund, the Fund’s investment adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

NOTE 6 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments was filed, and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Global Multi-Sector Income Fund

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	10/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	10/26/2016

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	10/26/2016

* Print the name and title of each signing officer under his or her signature.